Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$2,045
Property, plant and equipment	345,254
Notes receivable	1,781
Goodwill	210,463
Regulatory assets	54,548
Other assets	185
Long-term debt	(146,727)
Regulatory liabilities	(3,758)
Pension and OPEB	(18,747)
Deferred income tax liability, net	(51,795)
Other liabilities	(40,172)
Total net assets acquired	$353,077
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$198
Property, plant and equipment	145,045
Asset retirement obligation	(714)
Non-controlling interest (tax equity)	(50,548)
Total net assets acquired	$93,981
The following table summarizes the final allocation of the purchase consideration to the assets and liabilities acquired as at January 1, 2017 based on their fair values, using the exchange rate on that date of U.S. $1.00 = CAD $1.3427.

Working capital	$55,441
Property, plant and equipment	2,764,441
Goodwill	1,010,273
Regulatory assets	318,130
Other assets	58,553
Long-term debt	(1,218,563)
Regulatory liabilities	(195,489)
Pension and other post-employment benefits	(105,005)
Deferred income tax liability, net	(562,397)
Other liabilities	(102,759)
Total net assets acquired	$2,022,625
Cash and cash equivalent	$2,338
Total net assets acquired, net of cash and cash equivalent	$2,020,287
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$11,836
Property, plant and equipment	469,222
Asset retirement obligation	(4,812)
Deferred tax liability	(4,273)
Non-controlling interest (tax equity investors)	(237,156)
Net assets	$234,817
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working Capital	$(14,551)
Property, plant and equipment	442,086
Construction loan	(352,666)
Asset retirement obligation	(2,816)
Deferred revenue	(1,556)
Deferred tax liability	(1,979)
Net assets acquired	$68,518
Cash and cash equivalent	$4,183
Net assets acquired, net of cash and cash equivalent	$64,335

Business Acquisition, Pro Forma Information
The table below presents the consolidated pro forma revenue and net income for the year ended December 31, 2017 and 2016, assuming the acquisition of Empire had occurred on January 1, 2016. Pro forma net income includes the impact of fair value adjustments incorporated in the preliminary purchase price allocation above and adjustments necessary to reflect the financing costs as if the acquisition had been financed on January 1, 2016. However, non-recurring acquisition-related expenses are excluded from net income.

	Year Ended December 31
	2017	2016
Revenues	$1,977,809	$1,908,340
Net earnings attributable to common shareholders	$229,976	$213,983